Goodwill (Details) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended			9 Months Ended	12 Months Ended
	Nov. 30, 2011	May 31, 2011	Oct. 31, 2010	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Abstract]
Purchase price for SCB, Inc., cash payment portion	$ 15,000,000	$ 5,500,000	$ 14,300,000	$ 1,500,000,000	$ 1,500,000,000
Purchase price SCB, Inc., AllianceBernstein units issued (in units)				40.8	40.8
Goodwill	9,800,000	5,700,000	46,100,000	2,954,327,000	2,954,327,000	2,954,327,000
Sanford C Bernstein Inc Acquisition [Member]
Goodwill [Abstract]
Goodwill				2,800,000,000	2,800,000,000
Series of Individually Immaterial Business Acquisitions [Member]
Goodwill [Abstract]
Goodwill				$ 154,000,000	$ 154,000,000